Share-Based Payment - Summary of Number of Share Options Outstanding and Weighted Average Exercise Prices (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Average exercise prices [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | $ / shares	$ 55.00
Granted | $ / shares		$ 55.00
Forfeited | $ / shares	55.00	55.00
Ending balance | $ / shares	$ 55.00	$ 55.00
Numbers of options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	304,702,702	0
Granted		305,601,702
Forfeited	(2,605,826)	(899,000)
Ending balance	302,096,876	304,702,702
Vested and exercisable as of December 31, 2021	0